Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets And Goodwill [Abstract]
Disclosure of detailed information about intangible assets [text block]	14.1 Balances
Balances	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Intangible assets other than goodwill	188,358	189,350
Goodwill	34,726	34,866
Total	223,084	224,216

Disclosure of detailed information about intangible assets and goodwill explanatory [Text Block]
Balances and movements in the main classes of intangible assets as of December 31, 2019 and December 31, 2018 are detailed as follows:

		As of December 31, 2019
Intangible assets and goodwill	Useful life	Gross Value	Accumulated amortization	Accumulated impairment	Net value
		ThUS$	ThUS$	ThUS$	ThUS$
IT programs	Finite	34,471	(28,460)	-	6,011
Intellectual property rights, patents and other industrial property rights, service.	Finite	1,259	(1,131)	(7)	121
Mining property, water rights and rights of way	Indefinite	182,260	-	(2,642)	179,618
Mining property	Finite	1,500	(206)	-	1,294
Customer-related intangible assets	Finite	1,778	(505)	-	1,273
Other intangible assets.	Finite	929	(888)	-	41
Intangible assets other than goodwill		222,197	(31,190)	(2,649)	188,358
Goodwill	Indefinite	38,120	-	(3,394)	34,726
Total Intangible Assets		260,317	(31,190)	(6,043)	223,084

		As of December 31, 2018
Intangible assets and goodwill	Useful life	Gross Value	Accumulated amortization	Accumulated impairment	Net value
		ThUS$	ThUS$	ThUS$	ThUS$
IT programs	Finite	29,137	(24,569)	-	4,568
Intellectual property rights, patents and other industrial property rights, service.	Finite	1,254	(1,096)	(7)	151
Mining property, water rights and rights of way	Indefinite	183,349	-	(1,729)	181,620
Mining property	Finite	1,500	(88)	-	1,412
Customer-related intangible assets	Finite	1,778	(205)	-	1,573
Other intangible assets	Finite	911	(885)	-	26
Intangible assets other than goodwill		217,929	(26,843)	(1,736)	189,350
Goodwill	Indefinite	38,120	-	(3,254)	34,866
Total Intangible Assets		256,049	(26,843)	(4,990)	224,216

Description of detailed information about estimated usefull life of intangible assets other than goodwill [Text Block]
c)	Minimum and maximum amortization life or rates of intangible assets:

Estimated useful life or amortization rate	Minimum Life or Rate	Maximum Life or Rate
Mining property, water rights and rights of way	Indefinite	Indefinite
Mining property	1 year	11 years
Intellectual property rights, patents and other industrial property rights, service	1 year	16 years
Commercial trademarks	1 year	5 years
IT programs	2 years	6 years

Disclosure Of Movement Of Goodwill Table Text Block
The following table shows the movements in goodwill as of December 31, 2019
:

Company	Gross value As of December 31, 2018	Additional recognition	Accumulated impairment losses	Net value As of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	3,214	-	(3,214)	-
SQM S.A.	22,255	-	-	22,255
SQM Iberian S.A.	148	-	-	148
SQM Investment Corporation	86	-	-	86
Soquimich Comercial S.A.	320	-	(180)	140
Soquimich European Holding	11,373	-	-	11,373
SQM Potasio S.A.	724	-	-	724
Total	38,120	-	(3,394)	34,726

Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
e)	Reconciliation of identifiable intangible assets as of December 31, 2019:

Gross Value Movements in identifiable intangible assets	IT programs	Intellectual property rights, patents and other industrial property rights, service, Finite	Mining property, water rights, and rights of way, Indefinite	Mining property finite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	29,137	1,254	183,349	1,500	1,778	911	38,120	256,049
Additions	2,606	5	227	-	-	18	-	2,856
Other increases / decreases of foreign currency	(7)	-	(2)	-	-	-	-	(9)
Decreases through sale	-	-	(1,314)	-	-	-	-	(1,314)
Other increases (decreases)	2,735	-	-	-	-	-	-	2,735
Total increases (decreases)	5,334	5	(1,089)	-	-	18	-	4,268
Closing balance	34,471	1,259	182,260	1,500	1,778	929	38,120	260,317

Accumulated amortization and impairment Movements in identifiable intangible assets	IT programs	Intellectual property rights, patents and other industrial property rights, service, Finite	Mining property, water rights, and rights of way, Indefinite	Mining property finite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	(24,569)	(1,103)	(1,729)	(88)	(205)	(885)	(3,254)	(31,833)
Other increases / decreases of foreign currency	3	-	-	-	-	-	-	3
Other increases (decreases)	(256)	-	-	-	-	-	-	(256)
Impairment losses recognized in profit or loss for the year	-	-	(913)	-	-	-	(140)	(1,053)
Amortization	(3,638)	(35)	-	(118)	(300)	(3)	-	(4,094)
Total increases (decreases)	(3,891)	(35)	(913)	(118)	(300)	(3)	(140)	(5,400)
Closing balance	(28,460)	(1,138)	(2,642)	(206)	(505)	(888)	(3,394)	(37,233)

Net value Movements in Identifiable intangible assets	IT programs	Intellectual property rights, patents and other industrial property rights, service, Finite	Mining property, water rights, and rights of way, Indefinite	Mining property finite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	4,568	151	181,620	1,412	1,573	26	34,866	224,216
Additions	2,606	5	227	-	-	18	-	2,856
Amortization	(3,638)	(35)	-	(118)	(300)	(3)	-	(4,094)
Impairment losses recognized in profit or loss for the year	-	-	(913)	-	-	-	(140)	(1,053)
Other increases / decreases of foreign currency	(4)	-	(2)	-	-	-	-	(6)
Decreases through sale	-	-	(1,314)	-	-	-	-	(1,314)
Other increases (decreases)	2,479	-	-	-	-	-	-	2,479
Total increases (decreases)	1,443	(30)	(2,002)	(118)	(300)	15	(140)	(1,132)
Closing balance	6,011	121	179,618	1,294	1,273	41	34,726	223,084

Reconciliation of identifiable intangible assets as of December 31, 2018:

Gross Value Movements in identifiable intangible assets	IT programs	Intellectual property rights, patents and other industrial property rights, service, Finite	Mining property, water rights, and rights of way, Indefinite	Mining property finite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	25,060	1,250	104,858	1,500	1,778	171	37,972	172,589
Additions	1,159	5	77,201	-	-	11	-	78,376
Other increases / decreases of foreign currency	(5)	(1)	(4)	-	-	-	-	(10)
Other increases (decreases)	2,923	-	1,294	-	-	729	148	5,094
Total increases (decreases)	4,077	4	78,491	-	-	740	148	83,460
Closing balance	29,137	1,254	183,349	1,500	1,778	911	38,120	256,049

Accumulated amortization and impairment Movements in identifiable intangible assets	IT programs	Intellectual property rights, patents and other industrial property rights, service, Finite	Mining property, water rights, and rights of way, Indefinite	Mining property finite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	(19,769)	(1,061)	-	-	-	-	-	(20,830)
Other increases / decreases of foreign currency	4	-	-	-	-	-	-	4
Impairment losses recognized in profit or loss for the year	-	(7)	(1,729)	-	-	-	(3,254)	(4,990)
Amortization	(2,880)	(35)	-	(88)	(205)	-	-	(3,208)
Other increases (decreases)	(1,924)	-	-	-	-	(885)	-	(2,809)
Total increases (decreases)	(4,800)	(42)	(1,729)	(88)	(205)	(885)	(3,254)	(11,003)
Closing balance	(24,569)	(1,103)	(1,729)	(88)	(205)	(885)	(3,254)	(31,833)

Net value Movements in Identifiable intangible assets	IT programs	Intellectual property rights, patents and other industrial property rights, service, Finite	Mining property, water rights, and rights of way, Indefinite	Mining property finite	Customer-related intangible assets	Other intangible assets	Goodwill	Identifiable intangible assets
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	5,291	189	104,858	1,500	1,778	171	37,972	151,759
Additions	1,159	5	77,201	-	-	11	-	78,376
Amortization	(2,880)	(35)	-	(88)	(205)	-	-	(3,208)
Impairment losses recognized in profit or loss for the year	-	(7)	(1,729)	-	-	-	(3,254)	(4,990)
Other increases / decreases of foreign currency	(1)	(1)	(4)	-	-	-	-	(6)
Other increases (decreases)	999	-	1,294	-	-	(156)	148	2,285
Total increases (decreases)	(723)	(38)	76,762	(88)	(205)	(145)	(3,106)	72,457
Closing balance	4,568	151	181,620	1,412	1,573	26	34,866	224,216

Disclosure of reconciliation of changes in goodwill
g)	Reconciliation of identifiable goodwill as of December 31, 2019 :

Gross Value Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2019	Additional recognition	Recognition subsequent to deferred tax assets (-)	Decreases for classification as held for sale (-)	Goodwill write-off without having been included previously in disposal groups classified as held for sale (-)	Impairment losses recognized in profit or loss for the year (-)	Increase (decrease) for net exchange differences	Increase (decrease) due to other changes	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	3,214	-	-	-	-	-	-	-	-	3,214
SQM S.A.	22,255	-	-	-	-	-	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	-	-	-	-	-	148
SQM Investment Corporation	86	-	-	-	-	-	-	-	-	86
Soquimich Comercial S.A.	320	-	-	-	-	-	-	-	-	320
Soquimich European Holding B.V.	11,373	-	-	-	-	-	-	-	-	11,373
SQM Potasio S.A.	724	-	-	-	-	-	-	-	-	724
Total increases (decreases)	38,120	-	-	-	-	-	-	-	-	38,120
Closing balance	38,120	-	-	-	-	-	-	-	-	38,120

Accumulated impairment Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2019	Additional recognition	Recognition subsequent to deferred tax assets (-)	Decreases for classification as held for sale (-)	Goodwill write-off without having been included previously in disposal groups classified as held for sale (-)	Impairment losses recognized in profit or loss for the year (-)	Increase (decrease) for net exchange differences	Increase (decrease) due to other changes	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	(3,214)	-	-	-	-	-	-	-	-	(3,214)
SQM S.A.	-	-	-	-	-	-	-	-	-	-
SQM Iberian S.A.	-	-	-	-	-	-	-	-	-	-
SQM Investment Corporation	-	-	-	-	-	-	-	-	-	-
Soquimich Comercial S.A.	(40)	-	-	-	-	(140)	-	-	(140)	(180)
Soquimich European Holding B.V.	-	-	-	-	-	-	-	-	-	-
SQM Potasio S.A.	-	-	-	-	-	-	-	-	-	-
Total increases (decreases)	(3,254)	-	-	-	-	(140)	-	-	(140)	(3,394)
Closing balance	(3,254)	-	-	-	-	(140)	-	-	(140)	(3,394)

Net Value Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2019	Additional recognition	Recognition subsequent to deferred tax assets (-)	Decreases for classification as held for sale (-)	Goodwill write-off without having been included previously in disposal groups classified as held for sale (-)	Impairment losses recognized in profit or loss for the year (-)	Increase (decrease) for net exchange differences	Increase (decrease) due to other changes	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	-	-	-	-	-	-	-	-	-	-
SQM S.A.	22,255	-	-	-	-	-	-	-	-	22,255
SQM Iberian S.A.	148	-	-	-	-	-	-	-	-	148
SQM Investment Corporation	86	-	-	-	-	-	-	-	-	86
Soquimich Comercial S.A.	280	-	-	-	-	(140)	-	-	(140)	140
Soquimich European Holding B.V.	11,373	-	-	-	-	-	-	-	-	11,373
SQM Potasio S.A.	724	-	-	-	-	-	-	-	-	724
Total increases (decreases)	34,866	-	-	-	-	(140)	-	-	(140)	34,726
Closing balance	34,866	-	-	-	-	(140)	-	-	(140)	34,726
h)	Reconciliation of identifiable goodwill as of December 31, 2018:

Gross Value Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2018	Additional recognition	Recognition subsequent to deferred tax assets (-)	Decreases for classification as held for sale (-)	Goodwill write-off without having been included previously in disposal groups classified as held for sale (-)	Impairment losses recognized in profit or loss for the year (-)	Increase (decrease) for net exchange differences	Increase (decrease) due to other changes	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	3,214	-	-	-	-	-	-	-	-	3,214
SQM S.A.	22,255	-	-	-	-	-	-	-	-	22,255
SQM Iberian S.A.	-	-	-	-	-	-	-	148	148	148
SQM Investment Corporation	86	-	-	-	-	-	-	-	-	86
Soquimich Comercial S.A.	320	-	-	-	-	-	-	-	-	320
Soquimich European Holding B.V.	11,373	-	-	-	-	-	-	-	-	11,373
SQM Potasio S.A.	724	-	-	-	-	-	-	-	-	724
Total increases (decreases)	37,972	-	-	-	-	-	-	148	148	38,120
Closing balance	37,972	-	-	-	-	-	-	148	148	38,120

Accumulated impairment Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2018	Additional recognition	Recognition subsequent to deferred tax assets (-)	Decreases for classification as held for sale (-)	Goodwill write-off without having been included previously in disposal groups classified as held for sale (-)	Impairment losses recognized in profit or loss for the year (-)	Increase (decrease) for net exchange differences	Increase (decrease) due to other changes	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	-	-	-	-	-	-	-	(3,214)	(3,214)	(3,214)
SQM S.A.	-	-	-	-	-	-	-	-	-	-
SQM Iberian S.A.	-	-	-	-	-	-	-	-	-	-
SQM Investment Corporation	-	-	-	-	-	-	-	-	-	-
Soquimich Comercial S.A.	-	-	-	-	-	-	-	(40)	(40)	(40)
Soquimich European Holding B.V.	-	-	-	-	-	-	-	-	-	-
SQM Potasio S.A.	-	-	-	-	-	-	-	-	-	-
Total increases (decreases)	-	-	-	-	-	-	-	(3,254)	(3,254)	(3,254)
Closing balance	-	-	-	-	-	-	-	(3,254)	(3,254)	(3,254)

Net Value Movements in identifiable goodwill	Goodwill at the start of the period January 01, 2018	Additional recognition	Recognition subsequent to deferred tax assets (-)	Decreases for classification as held for sale (-)	Goodwill write-off without having been included previously in disposal groups classified as held for sale (-)	Impairment losses recognized in profit or loss for the year (-)	Increase (decrease) for net exchange differences	Increase (decrease) due to other changes	Total increase (decrease)	Goodwill at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Industrial S.A.	3,214	-	-	-	-	-	-	(3,214)	(3,214)	-
SQM S.A.	22,255	-	-	-	-	-	-	-	-	22,255
SQM Iberian S.A.	-	-	-	-	-	-	-	148	148	148
SQM Investment Corporation	86	-	-	-	-	-	-	-	-	86
Soquimich Comercial S.A.	320	-	-	-	-	-	-	(40)	(40)	280
Soquimich European Holding B.V.	11,373	-	-	-	-	-	-	-	-	11,373
SQM Potasio S.A.	724	-	-	-	-	-	-	-	-	724
Total increases (decreases)	37,972	-	-	-	-	-	-	(3,106)	(3,106)	34,866
Closing balance	37,972	-	-	-	-	-	-	(3,106)	(3,106)	34,866